Commitments and Contingencies (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Jan. 20, 2025	Feb. 09, 2024	Jan. 16, 2024	Jan. 10, 2024	Nov. 30, 2023	Sep. 05, 2023	Sep. 30, 2024	Dec. 31, 2023	Feb. 29, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease liability, current							$ 207,689		$ 870,406
Operating lease, discount rate									8.00%
Operating lease, Right of use assets							346,000	$ 479,027
Operating lease liability, non-current							169,538	304,907
Unamortized,ROU asset								479,027
Operating lease liability, current							207,689	214,752
Accreted interest expense							27,443	49,010
Rent expense							203,434	$ 231,790
Shares, Issued					330,619
[custom:LiquidationDamages]					$ 2,000,000
Settlement payment							$ 175,000
Damages estimated		$ 750,000		$ 3,000,000		$ 500,000
Expense		$ 600,000	$ 380,000	$ 4,000,000
Warrant to acquire, shares				1,656,050
Exercise price								$ 2.79
Biggar Settlement Agreement [Member] | Convertible Biggar Note One [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of capital	$ 375,000
Principal amount	$ 1,750,000
Debt instrument maturity date	Dec. 31, 2026
Biggar Settlement Agreement [Member] | Convertible Biggar Note Two [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 3,500,000
Debt instrument maturity date	Jun. 30, 2025
Warrant or right outstanding	5,332,889
Exercise price	$ 0.4348